UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): February 6, 2026

Ansley Park Capital LLC1

(Exact name of securitizer as specified in its charter)

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0002088703

Stephanie Zschokke, (612) 991-9961

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

[1]

Ansley Park Capital LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities outstanding during the reporting period, including asset-backed securities privately issued by the following affiliated entity: Ansley Park Capital 2025-A LLC.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ANSLEY PARK CAPITAL LLC
(Securitizer)

By:	/s/ Eric Miller
Name: Eric Miller
Title: President and Chief Executive Officer

Date: February 6, 2026